FINANCIAL RISK MANAGEMENT ACTIVITIES - Reconciliation of Deferred Compensation Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 25	$ 28
Unwinding of the deferred compensation asset	1	2
Changes in estimates - fair value adjustments	(13)	(3)
Translation	(1)	(2)
Closing balance	12	25
10% Increase in number of ounces
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Change in deferred compensation asset	1	3
10% Decrease in number of ounces
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Change in deferred compensation asset	$ (1)	$ (3)